Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2020	2021	2022	2023	2024	2025 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$34,928	$32,363	$2,565	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(12,811)	(12,811)	-	-	-	-	-
Vessel upgrades (3)	(106,246)	(106,246)	-	-	-	-	-
Bareboat commitments charter hire (4)	(44,387)	(3,740)	(3,697)	(3,653)	(3,608)	(3,561)	(26,128)
Office rent (5)	(1,436)	(345)	(321)	(297)	(288)	(137)	(48)